Risks and Uncertainties (Details Narrative) (10-K)	9 Months Ended		12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019
Outstanding borrowings | $	$ 153,172		$ 353,114
Minimum [Member]
Line of credit facility, interest rate	4.84%	4.84%
Maximum [Member]
Line of credit facility, interest rate	6.96%	6.96%
Dongguan Agricultural Bank of China [Member] | Minimum [Member]
Line of credit facility, interest rate			4.84%	4.84%
Dongguan Agricultural Bank of China [Member] | Maximum [Member]
Line of credit facility, interest rate			6.96%	6.96%
RMB [Member]
Outstanding borrowings | ¥		¥ 1,000,000		¥ 2,500,000
Five Largest Suppliers [Member]
Percentage of inventory purchase			92.70%	92.70%	39.00%